JPMorgan Global Bond Opportunities Fund Average Annual Total Returns - R6 Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
BLOOMBERG MULTIVERSE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.42%	(1.87%)	1.50%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	8.62%	2.86%	4.57%
Class R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.29%	1.15%	2.76%
Class R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.06%	1.42%	2.71%